Share-based payments - Share options and Share plans (Details) £ / shares in Units, € in Millions, £ in Millions, Option in Millions	12 Months Ended
	Mar. 31, 2020 GBP (£) Option EUR (€) £ / shares	Mar. 31, 2019 Option £ / shares	Mar. 31, 2018 Option £ / shares
Share options and Share plans
Outstanding shares | Option	53	46	40
Movements in outstanding ordinary share options
Balance at the beginning of the period (in shares) | Option	46	40	41
Granted (in shares) | Option	39	33	11
Forfeited (in shares) | Option	(1)	(2)	(2)
Exercised (in shares) | Option		(2)	(5)
Expired (in shares) | Option	(31)	(23)	(5)
Balance at the end of the period (in shares) | Option	53	46	40
Weighted average exercise price:
Weighted average exercise price at the beginning of the period | £ / shares	£ 1.40	£ 1.64	£ 1.61
Granted (per share) | £ / shares	1.06	1.30	1.72
Forfeited (per share) | £ / shares	1.36	1.52	1.65
Exercised. (per share) | £ / shares	1.50	1.67	1.57
Expired (per share) | £ / shares	1.34	1.64	1.65
Weighted average exercise price at the end of the period | £ / shares	1.19	£ 1.40	£ 1.64
Minimum
Weighted average exercise price:
Weighted average exercise price at the end of the period | £ / shares	1.01
Maximum
Weighted average exercise price:
Weighted average exercise price at the end of the period | £ / shares	£ 2.00
Vodafone Group executive plans
Movements in outstanding ordinary share options
Granted (in shares) | Option	0
Vodafone Global Incentive Plan, Share Options
Share options and Share plans
Outstanding shares | €	0
Movements in outstanding ordinary share options
Balance at the end of the period (in shares) | €	0
Vodafone Sharesave Plan
Share options and Share plans
Monthly savings, amount | £	£ 375
Discount rate for share options	0.20
Vodafone Sharesave Plan | Minimum
Share options and Share plans
Share option vesting period	3 years
Vodafone Sharesave Plan | Maximum
Share options and Share plans
Share option vesting period	5 years